13. Intangible assets (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details Narrative
Royalties paid	$ 127,270	$ 46,518	$ 84,197